Disclosure of material accounting policy information: New and revised IFRS issued and impact on the Company's financial statements (Policies)	12 Months Ended
Jan. 31, 2025
Policies
New and revised IFRS issued and impact on the Company's financial statements

New and revised IFRS issued and impact on the Company’s financial statements

Certain new and amended accounting standards and interpretations have been published that are not mandatory for the January 31, 2025, reporting period and have not been early adopted by the Company.

Classification of Liabilities as Current or Non-Current (Amendments to IAS 1)

This amendment clarifies the requirement in determining whether a certain liability should be classified as current or noncurrent based on the rights that exist at the end of the reporting period, explains that rights are in existence if covenants are complied with at the end of the reporting period, and introduces a definition of ‘settlement’ to make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services. The amendment is to be applied retrospectively for annual periods beginning on or after January 1, 2024, with early adoption permitted. The Company has adopted this amendment for the year ended January 31, 2025.

IFRS 18, Presentation and Disclosures in Financial Statements (“IFRS 18”)

This is a new standard on presentation and disclosure in financial statements which replaces IAS 1, with a focus on updates to the statement of profit or loss. IFRS 18 introduces new requirements to:

•present specified categories and defined subtotals in the statement of profit or loss;

•provide disclosures on management-defined performance measures (MPMs) in the notes to the financial statements; and

•improve aggregation and disaggregation.

An entity is required to apply IFRS 18 for annual reporting periods on or after January 1, 2027, with earlier adoption permitted. IFRS 18 requires retrospective application with specific transition provisions. The Company is assessing the impact of this amendment.

Other new standards and interpretations with future effective dates are either not applicable or not expected to have a significant impact on the Company’s financial statements.